Equity (Details) - Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares
Equity (Details) - Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price [Line Items]
Number of potential Ordinary shares Outstanding at beginning of the year (in Shares) | shares	133,976
Aggregate Intrinsic value Outstanding at beginning of the year (in Dollars) | $	$ 57,959
Number of potential ordinary shares Exercisable at end of the year (in Shares) | shares	114,535
Aggregate Intrinsic value Exercisable at end of the year (in Dollars) | $	$ 23,525
Number of potential ordinary shares Granted (in Shares) | shares	27,544
Exercise price range Granted		[1]
Aggregate Intrinsic value Granted	$ 53,015
Number of potential ordinary shares Exercised (in Shares) | shares	(1,805)	[2]
Exercise price range Exercised	$ 1.6	[2]
Aggregate Intrinsic value Exercised (in Dollars) | $	$ 7,565	[2]
Number of potential ordinary shares Forfeited (in Shares) | shares	(4,272)
Exercise price range Forfeited		[1]
Aggregate Intrinsic value Forfeited
Number of potential ordinary shares Expired (in Shares) | shares	(5,360)
Exercise price range Expired		[1]
Aggregate Intrinsic value Expired
Number of potential ordinary shares Outstanding at end of the year (in Shares) | shares	150,083
Exercise price range Outstanding at end of the year		[1]
Aggregate Intrinsic value Outstanding at end of the year (in Dollars) | $	$ 23,525
Minimum [Member]
Equity (Details) - Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price [Line Items]
Exercise price range Outstanding at beginning of the year	$ 0.82	[1]
Exercise price range Exercisable at end of the year	0.01	[1]
Exercise price range Granted	0.01
Exercise price range Forfeited	40	[1]
Exercise price range Expired	38.3
Exercise price range Outstanding at end of the year	0.01
Maximum [Member]
Equity (Details) - Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price [Line Items]
Exercise price range Outstanding at beginning of the year	247.1	[1]
Exercise price range Exercisable at end of the year	247.1	[1]
Exercise price range Granted	10.7	[1]
Exercise price range Forfeited	62.2	[1]
Exercise price range Expired	48.6	[1]
Exercise price range Outstanding at end of the year	$ 247.1	[1]

[1]	Per 1 Ordinary Share of with no par value. Exercise price is quoted in denominated currency (see also Note 2B).
[2]	Average share price for options exercised in 2024 – $ 5.79.